MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information
BASIS OF PREPARATION

BASIS OF PREPARATION - These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of these financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the financial statements are disclosed in Note 3.

Adoption of new and revised standards

Adoption of new and revised standards

At the date of authorization of those financial statements, the Group has not adopted the new and revised IFRSs and amendments to IFRSs that have been issued but are not yet effective to them. Unless otherwise disclosed, the Group is in the process of assessing the full impact of the above standards and amendments to published standards on the financial statements of the Group in the year of initial application.

New and revised standards in issued but not yet effective

New and revised standards in issued but not yet effective

The Group has not applied in advance the following accounting standards and/or interpretations (including the consequential amendments, if any) that have been issued by the International Accounting Standards Board but are not yet effective for the current financial period:

IFRSs and/or IC Interpretations (Including the Consequential Amendments)	Effective date (annual periods beginning on or after)
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
Annual Improvements of IFRS Accounting Standards – Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 10 and IFRS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred

BASIS OF ACCOUNTING

BASIS OF ACCOUNTING - The financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below, and are drawn up in accordance with the provisions of the IFRS.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

The Company’s policy is to recognize transfers into and transfers out of any of the three levels as of the date of the event or change in circumstances that caused the transfer.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

BASIS OF CONSOLIDATION

BASIS OF CONSOLIDATION

(a)	Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests comprise the portion of a subsidiary’s net results of operations and its net assets, which is attributable to the interests that are not owned directly or indirectly by the equity holders of the Company. They are shown separately in the consolidated statements of profit or loss and other comprehensive loss, consolidated statements of changes in equity, and consolidated statements of financial positions. Total comprehensive loss is attributed to the non-controlling interests based on their respective interests in a subsidiary, even if this results in the non-controlling interests having a deficit balance.

(b)	Acquisitions

The acquisition method of accounting is used to account for business combinations entered into by the Group.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiary measured at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree at the date of acquisition either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

The excess of (a) the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (b) fair value of the identifiable net assets acquired is recorded as goodwill. Please refer to the paragraph “Intangible assets - Goodwill” for the subsequent accounting policy on goodwill.

CONVENIENCE TRANSLATION

CONVENIENCE TRANSLATION

Translations of amounts in the consolidated statements of financial positions, consolidated statements of profit or loss and other comprehensive loss, and consolidated statement of cash flows from SGD into USD as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of USD1 = SGD1.2859, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate or at any other rate.

FINANCIAL ASSETS

FINANCIAL ASSETS

(a)	Classification and measurement

The Group classifies its financial assets in the following measurement categories:

● Amortized cost;

● Fair value through other comprehensive income (“FVOCI”); and

● Fair value through profit or loss (“FVTPL”).

The Group classifies its financial assets at amortized cost.

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of the financial assets not a FVTPL, transaction cost that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

At subsequent measurement

(i) Debt instrument - Debt instruments mainly comprised of cash and bank balances and other receivables (excluding prepayments).

Debt instruments that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(ii) Equity instrument

The Group subsequently measures all its equity investments at their fair values. Equity investments are classified as FVTPL with movements in their fair values recognized in profit or loss in the period in which the changes arise and presented in “other gains and losses”, except for those equity securities which are not held for trading. The Group has elected to recognize changes in fair value of equity securities not held for trading in other comprehensive income as these are strategic investments and the Group considers this to be more relevant.

Movements in fair values of investments classified as FVOCI are presented as “fair value gains/losses” in other comprehensive income and accumulated within “fair value reserve” in equity. Dividends from equity investments are recognized in profit or loss as “dividend income”.

(b)	Impairment

The Group assesses on a forward-looking basis the expected credit losses associated with its debt financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The note to the consolidated financial statements on credit risk details how the Group determines whether there has been a significant increase in credit risk.

(c)	Recognition and derecognition

Purchases and sales of financial assets are recognized on trade date - the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss.

On disposal of an equity investment, the difference between the carrying amount and sales proceed is recognized in profit or loss if there was no election made to recognize fair value changes in other comprehensive income. If there was an election made, any difference between the carrying amount and sales proceed amount would be recognized in other comprehensive income and transferred to retained profits along with the amount previously recognized in other comprehensive income relating to that asset.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

FINANCIAL LIABILITIES AND EQUITY INSTRUMENTS

FINANCIAL LIABILITIES AND EQUITY INSTRUMENTS

(a)	Classification as debt or equity

Debt and equity instruments issued by a Group entity are classified as either financial liabilities or as equity in accordance with substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

(b)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a Group are recognized at the proceeds received, net of direct issue costs.

(c)	Financial liabilities

Except for convertible loans and warrant liabilities which are stated at fair value through profit or loss, all other financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

The warrants issued by the Company are accounted for as financial liabilities. A warrant that provides the holder with the right to buy a fixed number of equity instruments of the Company of the warrant for an exercise price that will be fixed at a future date. At initial recognition, because of the variability in the exercise price, the Company in applying paragraph 16 of IAS 32 Financial Instruments: Presentation classifies the warrants as financial liabilities at FVTPL as this derivative financial instrument does not meet the criteria of settlement by the Company in exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments so called “fixed-for-fixed condition”.

The warrants are initially recognized at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognized in profit or loss until the warrants are exercised or expire. At the date of inception, no quoted prices in an active market are available for these financial liabilities. These financial liabilities were valued by using valuation technique as set out in the Notes 3 and 14 to the consolidated financial statements.

(d)	Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

(e)	Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statements of financial positions when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

FINANCIAL LIABILITIES AND EQUITY INSTRUMENTS

INVESTMENT IN AN ASSOCIATE

INVESTMENT IN AN ASSOCIATE - An associate is an entity over which the Group has significant influence, but not control or joint control, over the financial and operating policies of the entity. Significant influence is presumed to exist when the Group holds 20% or more of the voting power of another entity.

The Group accounts for its investment in the associate using the equity method.

On acquisition of the investment, any excess of the cost of the investment over the Group’s share of the net fair value of the investee’s identifiable assets and liabilities represents goodwill and is included in the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Group’s share of the associate’s profit or loss in the period in which the investment is acquired.

Under the equity method, the investment in an associate is carried at cost plus post-acquisition changes in the Group’s share of net assets of the associate. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within “Share of results of associate” in the profit or loss.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

(a)	Measurement

(i)	Property, plant and equipment

Property, plant and equipment are initially recognized at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(ii)	Components of costs

The cost of an item of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

(b)	Depreciation

Freehold land is not depreciated. Depreciation on other items of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Building	-	16 - 60 years
Laboratory equipment	-	5 years
Motor vehicle	-	5 years
Furniture, fittings and equipment	-	3 - 5 years
Renovation	-	10 years

The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at each balance sheet date. The effects of any revision are recognized in profit or loss when the changes arise.

(c)	Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

INTANGIBLE ASSETS

INTANGIBLE ASSETS

(a)	Goodwill

Goodwill on acquisitions of subsidiaries and businesses, represents the excess of (i) the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over (ii) the fair value of the identifiable net assets acquired. Goodwill on subsidiaries is recognized separately as intangible assets are carried at cost less accumulated impairment losses.

(b)	Intellectual properties licenses

Intellectual properties licenses acquired are initially recognized at cost and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to profit or loss using the straight-line method over 5 years, which is the shorter of their estimated useful lives and periods of contractual rights.

(c)	Computer software licenses

Computer software licenses are initially recognized at cost which includes the purchase prices and other directly attributable costs of preparing the asset for its intended use. Costs associated with maintaining the computer software are expensed off when incurred.

Computer software licenses are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to profit or loss using the straight-line method over their estimated useful lives of 3 years.

The amortization period and amortization method of intangible assets other than goodwill are reviewed at least at each balance sheet date. The effects of any revision are recognized in profit or loss when the changes arise.

(d)	Acquired customer relationship

The acquired customer relationships are initially recognized at fair value, determined based on the discounted cash flows expected to be generated from the acquired customer base over a five-year period, taking into account the normal working capital requirements associated with maintaining those relationships.

(e)	Acquired private blood bank license

The acquired private blood bank license for provision of umbilical cord blood stem cell banking business issued by MOH Malaysia is initially recognized at the residual amount, calculated as the difference between the total consideration transferred and the fair value of the identifiable net assets acquired, including property, plant and equipment, and acquired customer relationship. The license is amortized over a two-year period, corresponding to its expected useful life up to the next renewal date.

(f)	Acquired technical disclosure

Acquired technical disclosure is initially recognized at cost and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized to profit or loss using the straight-line method over 5 years which is the expected period to generate economic benefits.

IMPAIRMENT OF NON-FINANCIAL ASSETS

IMPAIRMENT OF NON-FINANCIAL ASSETS

(a)	Goodwill

Goodwill recognized separately as an intangible asset is tested for impairment annually and whenever there is indication that the goodwill may be impaired.

For the purpose of impairment testing of goodwill, goodwill is allocated to each of the Group’s cash-generating-units (“CGU”) expected to benefit from synergies arising from the business combination.

An impairment loss is recognized when the carrying amount of a CGU, including the goodwill, exceeds the recoverable amount of the CGU. The recoverable amount of a CGU is the higher of the CGU’s fair value less cost to sell and value-in-use.

The total impairment loss of a CGU is allocated first to reduce the carrying amount of goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

An impairment loss on goodwill is recognized as an expense and is not reversed in a subsequent period.

(b)	Intangible assets (other than Goodwill) and Property, plant and equipment

Intangible assets and property, plant and equipment are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the CGU to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The difference between the carrying amount and recoverable amount is recognized as an impairment loss in profit or loss.

An impairment loss for an asset is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset other than goodwill is recognized in profit or loss.

(c)	Investment in an associate

The Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within ‘Share of results of associate’ in the statements of profit or loss.

The annual impairment test of investment in an associate involved significant management assessment and judgement required in determining the assumptions to be used to estimate the recoverable amount. Such recoverable amount is based on the higher of the value in use or fair value less costs of disposal, has been derived from discounted forecast cash flow models, including estimates of futures sales volumes and prices, operating costs, revenue growth rates and the weighted-average cost of capital (discount rate).

TRADE AND OTHER PAYABLES

TRADE AND OTHER PAYABLES - Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

BORROWINGS

BORROWINGS - Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the balance sheet date, in which case they are presented as non-current liabilities.

(a)	Borrowings

Borrowings are initially recognized at fair value (net of transaction costs) and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

(b)	Convertible loans

The component parts of the convertible loans are classified separately as financial liability and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument. A conversion option that will be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments is a conversion option derivatives. Convertible loans issued by the Company are designated at fair value through profit or loss (“FVTPL”) on initial recognition. Convertible loans are measured at fair value with changes in fair value recognized in profit or loss.

Transaction costs that relate to the issue of convertible loans are charged to profit or loss immediately.

(c)	Borrowing costs

All borrowing costs are recognized in profit or loss in the period in which they are incurred.

LEASES

LEASES

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

●	Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the implicit rate in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

-	Fixed payment (including in-substance fixed payments), less any lease incentives receivables;
-	Variable lease payment that are based on an index or rate, initially measured using the index or rate as at the commencement date;
-	Amount expected to be payable under residual value guarantees;
-	The exercise price of a purchase option if is reasonably certain to exercise the option; and
-	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For contracts that contain both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone price of the lease and non-lease component. The Group has elected to not separate lease and non-lease component for property leases and account these as one single lease component.

Lease liability is measured at amortized cost using the effective interest method. Lease liability shall be remeasured when:

-	There is a change in future lease payments arising from changes in an index or rate;
-	There is a change in the Group’s assessment of whether it will exercise an extension option; or
-	There is modification in the scope or the consideration of the lease that was not part of the original term.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

●	Short-term and low-value leases

The Group has elected to not recognized right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

EMPLOYEE BENEFITS - Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

(b)	Employee leave entitlement

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

(c)	Share-based compensation benefits

The Group operates equity-settled, share-based compensation plans, where shares are issued by the Company to eligible executives, directors and employees of the Group. The value of the employee services received in exchange for the grant of the shares is recognized as an expense in profit or loss with a corresponding entry to reserves over the vesting period. The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted at the grant date and the number of shares vested by vesting date, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in the estimates of the number of shares that are expected to become vested.

The fair value of services received from the employees of the Company and its subsidiaries in exchange for the grant of the shares are essentially services rendered in the past, are charged out to profit or loss immediately, unless they can be capitalized as part of the cost of a self-constructed asset. Before the end of the vesting period, at each reporting date, the Company will revise its estimates of the number of shares that are expected to be vested at the vesting date and it recognizes the impact of this revision in profit or loss with a corresponding adjustment to equity. After the vesting date, no adjustment to profit or loss is made. For performance shares that are expected to be granted, due to services received before grant date, the total amount to be recognized over the vesting period is determined by reference to the fair value of the performance shares at the end of the reporting period, until the date of grant has been established. Upon vesting of shares, reserves relating to the vested shares will be transferred to retained earnings.

Where the terms of a share-based compensation plan are modified, the expense that has yet to be recognized for the award, is recognized over the remaining vesting period as if the terms had not been modified. Additional expense is recognized for any increase in the total fair value of the share due to the modification, as measured at the date of the modification.

PROVISIONS

PROVISIONS - Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event. It is probable that the Group will be required to settle the obligation, and the amount can be reliably estimated.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

REVENUE RECOGNITION

REVENUE RECOGNITION - Revenue is measured based on the consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to the customer, excluding amounts collected on behalf of third parties.

Revenue is recognized when the Group satisfies a performance obligation by transferring promised goods or services to the customer, which is when the customer obtains control of the goods or services. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

Advance payments received from customers are recognized as contract liabilities as the Group has not yet satisfied its performance obligation. Contract liabilities are recognized as other income when the Group satisfied its performance obligation.

Private blood banking service income – Revenue from private blood banking services (storage and retrieval services) is recognized when the Group satisfies a performance obligation by transferring control of a promised service to the customer. The amount of revenue recognized is the amount of the fixed transaction price allocated to each satisfied performance obligation.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative standalone fixed selling prices of the promised services. Transaction price is the amount of fixed consideration in the contract to which the Group expects to be entitled in exchange for transferring the promised services. A discount or variable consideration is allocated to the relevant performance obligations to the extent that it is highly probable that a reversal of the cumulative revenue will occur.

Revenue from private blood storage service is recognized when the Group satisfies a performance obligation by transferring control of a promised service to a customer over time based on the elapsed storage period. When a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation.

Revenue from private blood retrieval service is recognized when the Group satisfies a performance obligation by transferring control of a promised service to a customer upon completion of the retrieval service at a point in time.

Research income - Research income is recognized at point in time when the Group satisfied its performance obligation by transferring control of promised goods to the customers. The transaction price is the amount of the consideration in the contract (mainly on costs recovery basis) to which the Group expects to be entitled in exchange for transferring the promised goods.

Interest Income - Interest income from a financial asset is accrued on a time basis using the effective interest method, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts the estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

RESEARCH EXPENSES

RESEARCH EXPENSES - Research expenses are charged to profit or loss in the period in which it occurred. Non-refundable advance payments for goods or services to be received in the future for use in R&D activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed. We allocate our direct R&D expenses across each product candidate.

R&D expenses consist primarily of costs incurred for our research and pre-clinical activities, which include:

●	salaries, welfare benefits and other related expenses for the employees engaged in R&D functions;
●	costs of manufacturing product candidates and consultants engaged in research, pre-clinical studies and potential future clinical trials;
●	expenses related to the upkeep of the facilities we use, which include expenses for maintenance of facilities and laboratory equipment;
●	costs related to regulatory compliance; and
●	royalty payments for our intellectual properties used in research activities.

GOVERNMENT GRANTS

GOVERNMENT GRANTS - Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Grants related to assets are presented as deferred income under trade and other payables.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

SEGMENT REPORTING

SEGMENT REPORTING - An operating segment is a component of an entity:

●	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);
●	whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and
●	for which discrete financial information is available.

The Group has identified two operating segment i.e. (i) the business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy as well as (ii) the business of processing and banking of cells including cord blood stem cells, research and development on cord blood derived cell-based therapy.

The assessment of reportable segments is based upon having similar economic characteristics and if the operating segments are similar in the following respects:

●	the nature of the products and services;
●	the nature of the production processes;
●	the type or class of customer for their products and services;
●	the methods used to distribute their products or provide their services; and
●	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

Reportable segments are distinguished due to their differences in their operations and economics. They are managed separately because they require different business, technological, and marketing strategies. The Group’s Chairman is considered to be the Group’s Chief Operating Decision Maker (“CODM”). The CODM reviews non-financial information, for purposes of allocating resources. Based on the internal financial information provided to the CODM, the Group has determined that the identified operating segment as one reportable segment.

The CODM evaluates the assets and liabilities despite disaggregated financial information being available, the accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Group’s financial statements.

SHARE CAPITAL

SHARE CAPITAL - Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

INCOME TAX

INCOME TAX - Current income tax for current and prior periods is recognized at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is recognized for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognized on temporary differences arising on investments in subsidiaries, associates, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognized to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilized.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and

(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amounts of its assets and liabilities.

Current and deferred income taxes are recognized as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognized directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

The Group accounts for investment tax credits (for example, productivity and innovation credit) similar to accounting for other tax credits where a deferred tax asset is recognized for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

FOREIGN CURRENCY TRANSACTIONS

FOREIGN CURRENCY TRANSACTIONS

(a)	Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The financial statements are presented in Singapore Dollars, which is the functional currency of the Company.

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments) and financial liabilities. However, in the consolidated financial statements, currency translation differences arising from borrowings in foreign currencies and net investment in foreign operations, are recognized in other comprehensive loss and accumulated in the currency translation reserve.

Foreign exchange gains and losses that relate to borrowings are presented in the profit or loss within “Finance expenses”. All other foreign exchange gains and losses impacting profit or loss are presented in the profit or loss within “Other (losses)/gains - net”.

Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

(c)	Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(iii)	all resulting currency translation differences are recognized in other comprehensive loss and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

Goodwill and fair value adjustments arising on the acquisition of foreign operations are treated as assets and liabilities of the foreign operations and translated at the closing rates at the reporting date.

CASH AND BANK BALANCES

CASH AND BANK BALANCES - For the purpose of presentation in the consolidated statement of cash flows, cash and bank balances include cash on hand, deposits with financial institutions which are subject to an insignificant risk of change in value.

RELATED PARTIES

RELATED PARTIES

A related party is a person or entity that is related to the Group.

(A) A person or a close member of that person’s family is related to the Group if that person:

(i) has control or joint control over the Group;

(ii) has significant influence over the Group; or

(iii) is a member of the key management personnel of the Company or of a parent of the Company.

(B) An entity is related to the Group if any of the following conditions applies:

(i) The entity and the Company are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii) One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii) Both entities are joint ventures of the same third party;

(iv) One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v) The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group. If the Group is itself such a plan, the sponsoring employers are also related to the Group;

(vi) The entity is controlled or jointly controlled by a person identified in (A);

(vii) A person identified in (A)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); or

(viii) The entity, or any member of a group of which it is a part, provides key management personnel services to the Company or to a parent of the Company.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

RESERVES

RESERVES

(i) Translation reserves

Translation reserves represent the foreign currency translation difference arising from the translation of the financial statements of companies within the Group from their functional currency to the Group’s presentation currency.

(ii) Accumulated losses

Accumulated losses comprise the cumulative net losses recognized in the Group’s consolidated statements of profit or loss.

CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

3 CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company’s accounting policies, which are described in Note 2 to the financial statements, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are disclosed below:

(a)	Impairment assessment for property, plant, and equipment (Note 7) and investment in an associate (Note 6)

Property, plant and equipment and investment in associate, are tested for impairment when there is any objective evidence or indication that these assets may be impaired. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount.

The recoverable amounts of property, plant and equipment and investment in associate have been determined based on higher of the fair value less costs to sell or value-in use (“VIU”) calculations. If the carrying amounts exceed the recoverable amounts, an impairment is recognized to profit or loss for the differences.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

Property, plant and equipment mainly consist of freehold land, building, and laboratory equipment. Management has assessed that there were no objective evidence or indication that the carrying amounts of the Group’s property, plant and equipment may not be recoverable as at the end of reporting date. Accordingly, impairment assessment is not required.

(b)	Valuation of warrants (Note 14)

A warrant that provides the holder with the right to buy a fixed number of equity instruments of the Company of the warrant for an exercise price that will be fixed at a future date. At initial recognition, because of the variability in the exercise price, the Company in applying paragraph 16 of IAS 32 Financial Instruments: Presentation classifies the warrants as financial liabilities at FVTPL as this derivative financial instrument does not meet the criteria of settlement by the Company in exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments so called “fixed-for-fixed condition”. In other words, the number of share to be settled is determined based on the variable inputs including volume weighted average observable price.

At the date of inception, no quoted prices in an active market are available for these financial liabilities. These financial liabilities were valued by the directors of the Company with reference to valuations carried out by an internal specialist (“Valuer”). The fair value of these financial liabilities is established by using valuation techniques as set out in the Note to the consolidated financial statements. Valuation modals established by the Valuer maximize the use of market inputs to the extent possible. Management estimates and assumptions are reviewed periodically and are adjusted if necessary. Should any of the estimates and assumptions changed, it may lead to a change in the fair value to be recognized in profit or loss.

Taking into account factors impacting the valuation of warrants being 10% of expected volatility higher or lower than expected, this would result a potential outcome in an increase or decrease of the warrant liabilities amounting to approximately S$7,000 (2024: S$24,000) in profit or loss. As at the end of the reporting period, key assumptions assessed by the management were disclosed in the Note 14 to the consolidated financial statements.

(c)	Shares based compensation (Note 17)

Equity-settled share-based payments are measured at fair value of the equity instruments (excluding the effect of non market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period with a corresponding credit to the share-based payment reserve, based on the Group’s estimate of the number of equity instruments that will eventually vest and adjusted for the effect of non market-based vesting conditions. At the end of each financial year, the Group revises the estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss over the remaining vesting period with a corresponding adjustment to the share-based payment reserve.